Filed with the U.S. Securities and Exchange Commission on February 12, 2016

1933 Act Registration File No.   033-81396
1940 Act File No. 811-08614
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	55	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	56	[	X	]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (858) 755-0239

Michael Glazer
c/o Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 55 to the Registration Statement of Brandes Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 54 on Form N-1A filed on January 29, 2016.  This PEA No. 55 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 54 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 55 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego and State of California on the 12th day of February, 2016.

BRANDES INVESTMENT TRUST

By: /s/ Jeff Busby
Jeff Busby
President

This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. Michael Gaffney*	Trustee	February 12, 2016
J. Michael Gaffney

/s/ Jeff Busby*	President and Trustee	February 12, 2016
Jeff Busby

/s/Jean Carter*	Trustee	February 12, 2016
Jean Carter

/s/Robert M. Fitzgerald*	Trustee	February 12, 2016
Robert M. Fitzgerald

/s/ Oliver Murray*	Trustee	February 12, 2016
Oliver Murray

/s/ Craig Wainscott*	Trustee	February 12, 2016
Craig Wainscott

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	February 12, 2016
Gary Iwamura

* By: /s/ Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007, September 30, 2008 and January 30, 2015.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE